Shareholder Report, Holdings (Details) - C000241219	Jun. 30, 2025
American Tower Corp. - USA-03027X100
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Equinix, Inc. - USA-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Simon Property Group, Inc. - USA-828806109
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Public Storage - USA-74460D109
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Crown Castle, Inc. - USA-22822V101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Digital Realty Trust, Inc. - USA-253868103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VICI Properties, Inc. - USA-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AvalonBay Communities, Inc. - USA-053484101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Iron Mountain, Inc. - USA-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ventas, Inc. - USA-92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%